Consolidated statement of financial position (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of financial position
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Issued	219,049,877	219,049,877
Common Stock, Shares Outstanding	219,049,877	219,049,877